Commitments and Contingencies (Details) - Schedule of future minimum lease payment - FaZe Clan Inc.[Member] $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies (Details) - Schedule of future minimum lease payment [Line Items]
2022	$ 2,834
2023	2,895
2024	1,977
2025	5
2026	3
Total minimum lease payment	$ 7,714